Note 12 - Asset Retirement Obligation (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Asset Retirement Obligation Disclosure [Text Block]
Note 12 – Asset Retirement Obligation

The Company has asset retirement obligations associated with the future plugging and abandonment of proved properties and related facilities.  Under the provisions of FASB ASC 410-20-25, the fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred and a corresponding increase in the carrying amount of the related long lived asset.  The liability is accreted to its present value each period, and the capitalized cost is depreciated over the useful life of the related asset.  If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized.  The Company has no assets that are legally restricted for purposes of settling asset retirement obligations.

The following table summarizes the Company’s asset retirement obligation transactions recorded in accordance with the provisions of FASB ASC 410-20-25 during the six months ended June 30, 2011:

June 30, 2011
Beginning Asset Retirement Obligation	$-
Liabilities Incurred for New Wells Placed in Production	3,074
Accretion of Discount on Asset Retirement Obligations	266
Ending Asset Retirement Obligation	$3,340